Borrowings and debt - Schedule of Future Payments of Long-Term Borrowings and Debt Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Long term borrowings Terms [Line Items]
Carrying amount - principal	$ 2,635,595	$ 2,231,002
2024
Disclosure of Long term borrowings Terms [Line Items]
Carrying amount - principal	637,998
2025
Disclosure of Long term borrowings Terms [Line Items]
Carrying amount - principal	1,005,496
2026
Disclosure of Long term borrowings Terms [Line Items]
Carrying amount - principal	516,223
2027
Disclosure of Long term borrowings Terms [Line Items]
Carrying amount - principal	311,123
2028
Disclosure of Long term borrowings Terms [Line Items]
Carrying amount - principal	112,345
2029
Disclosure of Long term borrowings Terms [Line Items]
Carrying amount - principal	42,162
2034
Disclosure of Long term borrowings Terms [Line Items]
Carrying amount - principal	$ 10,248